Related Party Transactions (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Aark II Pte Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Aark II Pte Limited	Aark II Pte Limited
Relationship	Affiliate entity	Affiliate entity
Aarx Singapore Pte Ltd [Member]
Related Party Transaction [Line Items]
Name of the related party	Aarx Singapore Pte Ltd	Aarx Singapore Pte Ltd
Relationship	Affiliate entity	Affiliate entity
Aeries Technology Products And Strategies Private Limited ATPSPL [Member]
Related Party Transaction [Line Items]
Name of the related party	Aeries Technology Products And Strategies Private Limited (“ATPSPL”)	Aeries Technology Products And Strategies Private Limited (“ATPSPL”)
Relationship	Affiliate entity	Affiliate entity
Aeries Financial Technologies Private Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Aeries Financial Technologies Private Limited	Aeries Financial Technologies Private Limited
Relationship	Affiliate entity	Affiliate entity
Bhanix Finance And Investment Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Bhanix Finance And Investment Limited	Bhanix Finance And Investment Limited
Relationship	Affiliate entity	Affiliate entity
Ralak Consulting LLP [Member]
Related Party Transaction [Line Items]
Name of the related party	Ralak Consulting LLP	Ralak Consulting LLP
Relationship	Affiliate entity	Affiliate entity
TSLC Pte Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	TSLC Pte Limited	TSLC Pte Limited
Relationship	Affiliate entity	Affiliate entity
Venu Raman Kumar [Member]
Related Party Transaction [Line Items]
Name of the related party	Venu Raman Kumar	Venu Raman Kumar
Relationship	Chairman of ATI’s Board and controlling shareholder	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao [Member]
Related Party Transaction [Line Items]
Name of the related party	Vaibhav Rao	Vaibhav Rao
Relationship	Members of immediate families of Venu Raman Kumar	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery [Member]
Related Party Transaction [Line Items]
Name of the related party	Sudhir Appukuttan Panikassery	Sudhir Appukuttan Panikassery
Relationship	Key managerial personnel	Key managerial personnel
Nuegen Pte Ltd [Member]
Related Party Transaction [Line Items]
Name of the related party		Nuegen Pte Ltd
Relationship		Affiliate entity